TRADE AND OTHER PAYABLES (Tables)	12 Months Ended
Jun. 30, 2026
Trade and other payables [abstract]
Disclosure of detailed information of trade and other payables explanatory

Amounts in R million	2026	2025

Trade payables and accruals[1]	797.7	753.9
Value Added Tax	0.6	2.9
Accrued leave pay	66.5	64.1
Accrual for short term performance based incentives	108.4	101.6
Payroll creditors	39.6	31.9
	1,012.8	954.4

Interest relating to trade payables and accruals included in profit or loss	(1.1)	(1.5)
[1] Included in trade payables and accruals is an amount of R263.1 million (2025: R119.3 million) related to capital projects.

Amounts in R million	2026	2025

RELATED PARTY BALANCES
Trade payables and accruals include the following amounts payable to related parties:
Sibanye-Stillwater	5.6	25.2
Rand Refinery	1.1	0.9